Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Maintenance Rights Intangible And Lease Premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Maintenance rights intangible	$ 2,117,034	$ 3,068,318
Lease premium, net	50,891	70,727
Maintenance Rights Intangible And Lease Premium, Net	$ 2,167,925	$ 3,139,045